Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income tax benefit	$ 0	$ 0
Capitalized research and development costs	102,558,000	160,586,000
Unrecognized tax benefits	$ 13,529,000	$ 12,528,000	$ 0
Massachusetts [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards, expiration year, start	2035
Future Tax Years [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Taxable income on NOL	80.00%
Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 527,065,000
Research and development performance period	5 years
Federal [Member] | Before 2018 [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 119,800,000
Net operating loss carry forwards, expiration year, start	2035
Federal [Member] | After 2017 [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 407,265,000
Federal [Member] | Research and Development Tax Credit [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 53,928,000
Tax credit carryforwards, expiration year, start	2031
Federal [Member] | Orphan Drug Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 25,873,000
Foreign [Member]
Income Tax Disclosure [Line Items]
Research and development performance period	15 years
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 504,215,000
State [Member] | Research and Development Tax Credit [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 11,455,000
Tax credit carryforwards, expiration year, start	2028